OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 302,336
2026	207,002
2027	139,534
2028	46,514
2029 and thereafter	326,947
Total minimum contractual future revenues	$ 1,022,332